Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	SA Rand
Figures in million	2022	2021
Goodwill	—	333
Technology-based assets	48	32
Total intangible assets	48	365

Schedule of Reconciliation of Intangible Assets
The movement in goodwill is as follows:

	SA Rand
Figures in million	2022	2021
Cost
Balance at beginning and end of year	2 675	2 675
Accumulated amortisation and impairments
Balance at beginning of year	2 342	2 155
Impairment[1]	333	187
Balance at end of year	2 675	2 342
Net carrying value	—	333
The net carrying value of goodwill has been allocated to the following cash generating units:
Bambanani	—	31
Moab Khotsong	—	302
Net carrying value	—	333
1    In 2022 the goodwill for the Bambanani and Moab Khotsong operations was impaired in full as the carrying value exceeded the recoverable amount of the related cash generating units. In 2021 the impairment related to Bambanani. Refer to note 6 for further details on the impairment assessment.